Other assets - Schedule of other assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Deferred contract costs	$ 111	$ 15
Taxes receivable	42	48
Favorable drilling and management services contracts	42	9
Prepaid expenses	$ 37	$ 51
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other current assets, Other Assets, Noncurrent	Other current assets, Other Assets, Noncurrent
Right of use asset	$ 9	$ 24
Reimbursable amounts due from customers	8	13
Interest rate cap (Level 2)	5	0
Restructuring backstop commitment fee	0	20
Other	8	44
Total other assets	$ 262	$ 224